Stradley Ronon Stevens & Young, LLP 100 Park Avenue Suite 2000 New York, NY 10017 Telephone 212.812.4124 Fax 646.682.7180 www.stradley.com

Jamie M Gershkow
Partner
jgershkow@stradley.com
212.404.0654

July 29, 2022

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Emerge ETF Trust File Nos. 333-264662 and 811-23797 Registration Statement on Form N-1A

Dear Sir/Madam:

Attached herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Pre-Effective Amendment”) for the Trust.  The Pre-Effective Amendment is being filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR pursuant to Rule 472 under the Securities Act of 1933, as amended.

The Pre-Effective Amendment is being filed for the purposes of:  (i) responding to comments received from the Staff of the SEC on the Trust’s initial Registration Statement on Form N-1A, which was filed with the SEC on May 4, 2022 (SEC Accession No. 0001137439-22-000442) and (ii) making certain other changes.

Please direct questions and comments relating to this filing to me at the above number.

Sincerely, /s/ Jamie Gershkow Jamie Gershkow, Esquire

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